Label	Element	Value
Johnson Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Johnson Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Above average dividend income and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $20 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks companies with high quality characteristics such as sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow, and shareholder-oriented managements. The Adviser also considers current dividend yield and dividend growth, as well as its analysis of the share price of these companies using traditional valuation measures. The fund may invest a portion of its assets in preferred stocks. The fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the fund’s total assets will be invested in income-producing equity securities. For the purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-541-0170
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns for the Equity Income Fund Class I as of December 31 of each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 2Q2020, 17.01% Worst Quarter: 1Q2020, -21.02%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The fund’s broad-based securities market index is the S&P 500 Index, which measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Johnson Equity Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the fund.
Johnson Equity Income Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Equity Income Fund | Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Company Risk — The fund value may decrease in response to the activities and financial prospects of an individual company.
Johnson Equity Income Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
Johnson Equity Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Equity Income Fund | Market And Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The recent novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your fund investment.
Johnson Equity Income Fund | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights, and the Adviser may incorrectly analyze the security, resulting in a loss to the fund. Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the fund.
Johnson Equity Income Fund | Risks Of Exchange Traded Funds ETF[Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Exchange Traded Funds (“ETF”) — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the fund, many of which may be duplicative. The cost of investing in the fund will generally be higher than the cost of investing directly in ETFs.
Johnson Equity Income Fund | Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Risk — Common stocks tend to be more volatile than other investment choices.
Johnson Equity Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2023
Johnson Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 933
Annual Return 2014	rr_AnnualReturn2014	7.73%
Annual Return 2015	rr_AnnualReturn2015	(6.56%)
Annual Return 2016	rr_AnnualReturn2016	12.16%
Annual Return 2017	rr_AnnualReturn2017	25.03%
Annual Return 2018	rr_AnnualReturn2018	(2.68%)
Annual Return 2019	rr_AnnualReturn2019	34.07%
Annual Return 2020	rr_AnnualReturn2020	12.24%
Annual Return 2021	rr_AnnualReturn2021	25.96%
Annual Return 2022	rr_AnnualReturn2022	(9.74%)
Annual Return 2023	rr_AnnualReturn2023	13.42%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2005
Johnson Equity Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.55%
Johnson Equity Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.80%
Johnson Equity Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,229
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2023

[1]	For the Class S shares; inception date of 9/15/2023